DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Description of business

Griffon Corporation (the “Company,” “Griffon,” "we" or "us") is a leading provider of residential and commercial building products. The Company is the largest North American manufacturer and marketer of garage doors under the Clopay, IDEAL and Holmes brands, and rolling steel door and grille products under the Clopay, Cornell, and Cookson brands. The Company is also a leading provider of residential, industrial, and commercial ceiling fans sold under the Hunter, Casablanca, and Jan Fan brands.

The Company was founded in 1959, is organized as a Delaware corporation headquartered in New York, N.Y. and is listed on the New York Stock Exchange (NYSE:GFF).

Discontinued Operations

On February 5, 2026, Griffon announced that it entered into a definitive agreement to form a joint venture with ONCAP Management Partners, L.P. (“ONCAP”), the mid-market private equity platform of Onex Corporation (TSX:ONEX), to create a leading global provider of hand tools, home organization solutions, and lawn and garden products for professionals and consumers. The joint venture combines the United States and Canada businesses of Griffon’s AMES Companies (“AMES North America”) with the Bellota Tools, Corona, and Burgon & Ball businesses of VNPI Global Investments and Services, S.L. and Bellota Holdings AG (“Venanpri”), an ONCAP majority-owned portfolio company. On June 9, 2026, Griffon completed the previously announced formation of the joint venture between its AMES North America business and Venanpri. The joint venture, named Veritage Brands (“Veritage”), is managed as a subsidiary of Venanpri which, together with other affiliates of ONCAP, holds a 57% equity interest. Upon closing, Griffon received $100,000 in cash, a $161,100 second-lien paid-in-kind ("PIK") debt receivable from the joint venture, and will participate in the governance and oversight of the joint venture with its 43% equity interest that has an initial carrying value of $118,600. Griffon's investment in the joint venture will be accounted for under the equity method.
Griffon also announced on February 5, 2026 the initiation of a comprehensive review of strategic alternatives for its AMES Australasia and United Kingdom (“U.K.”) operations. On June 8, 2026, Griffon announced that it had entered into a definitive agreement to sell its AMES Australasia business to a joint venture it is forming with an investment group led by the management of AMES Australasia with support from Australian financial investors. On July 31, 2026, Griffon completed the previously announced formation of the joint venture. Under the terms of the agreement, at closing, Griffon received AUD $258,000 (USD $180,910) in cash, a AUD $69,300 (approximately USD $48,593) PIK note receivable, and a 49% equity interest that has an initial carrying value of AUD $29,800 (USD $20,896). Griffon will participate in the governance and oversight of the joint venture as a 49% equity holder, while the remaining 51% ownership interest will be held by the investment group that includes certain members of the current AMES Australasia management team. Griffon's investment in the joint venture will be accounted for under the equity method. As of March 31, 2026, the Company ceased its AMES U.K. operations and is currently in the process of liquidating its remaining assets and settling its remaining liabilities.

As a result of the strategic actions announced on February 5, 2026, AMES’ North America, Australia, and U.K. operations have been reported as discontinued operations in the Consolidated Statements of Operations for all periods presented. Except for certain U.K. assets and liabilities not held for sale, we classified the assets and liabilities associated with the AMES' U.S., Canada, Australia, and U.K. discontinued operations as held for sale in the Consolidated Balance Sheets. The U.K. assets classified as held for sale relate to inventory and property, plant and equipment that will be sold in liquidation. Accordingly, unless otherwise noted, all references to results and financial information in the Company's Consolidated Financial Statements relate to Griffon's continuing operations. At September 30, 2025 and 2024, Griffon’s assets of discontinued operations held for sale totaled $735,816 and $771,689, respectively, and Griffon's liabilities of discontinued operations held for sale totaled $250,390 and $253,372, respectively. Refer to Note 7, Discontinued Operations for additional details.

Subsequent to these actions, Griffon now conducts its operations through one reportable segment, managed on a consolidated basis, which includes Griffon’s former Home and Building Products segment and Hunter Fan. All prior period comparative segment information presented has been applied retrospectively to reflect the new segment structure. For further information regarding our segment reporting, see Note 17, Reportable Segment.

Consolidation

The consolidated financial statements include the accounts of Griffon and all subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. The results of operations of acquired businesses are included from the dates of acquisitions.

Reclassifications

Certain amounts in prior years have been reclassified to conform to the current year presentation.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. These estimates may be adjusted due to changes in economic, industry or customer financial conditions, as well as changes in technology or demand. Significant estimates include expected loss allowances for credit losses on accounts receivable and sales returns, net realizable value of inventories, restructuring reserves, valuation of goodwill and intangible assets, assumptions associated with pension benefit obligations and income or expenses, useful lives associated with depreciation and amortization of intangible and fixed assets, warranty reserves, sales incentive accruals, assumption associated with stock based compensation valuation, income taxes and tax valuation reserves, environmental reserves, legal reserves, insurance reserves, the valuation of assets and liabilities of discontinued operations, assumptions associated with valuation of acquired assets and assumed liabilities of acquired companies and the accompanying disclosures. These estimates are based on management’s best knowledge of current events and actions Griffon may undertake in the future. Actual results may ultimately differ from these estimates.
Cash and equivalents

Griffon considers all highly liquid investments purchased with an initial maturity of three months or less to be cash equivalents. Cash equivalents primarily consist of overnight commercial paper, highly-rated liquid money market funds backed by U.S. Treasury securities and U.S. Agency securities. Griffon had cash in non-U.S. bank accounts of approximately $38,500 and $46,100 at September 30, 2025 and 2024, respectively. Substantially all U.S. cash and equivalents are in excess of FDIC insured limits. Griffon regularly evaluates the financial stability of all institutions and funds that hold its cash and equivalents.

Fair value of financial instruments

The carrying values of cash and cash equivalents, accounts receivable, accounts and notes payable and revolving credit and Term Loan B debt approximate fair value due to either the short-term nature of such instruments or the fact that the interest rate of the revolving credit debt is based upon current market rates.

The fair value hierarchy, as outlined in the applicable accounting guidance, establishes a fair value hierarchy that requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the hierarchy is based on the lowest level of input that is significant to the fair value measurement. The accounting guidance establishes three levels of inputs that may be used to measure fair value, as follows:

•Level 1 inputs are measured and recorded at fair value based upon quoted prices in active markets for identical assets.

•Level 2 inputs include inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

•Level 3 inputs are unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The fair values of Griffon’s 2028 Senior Notes and Term Loan B facility approximated $972,338 and $450,684, respectively, on September 30, 2025. Fair values were based upon quoted market prices (Level 1 inputs).

Insurance contracts with a value of $5,249 at September 30, 2025 are measured and recorded at fair value based upon quoted prices in active markets for similar assets (Level 2 inputs) and are included in Other assets on the Consolidated Balance Sheets.

Items Measured at Fair Value on a Recurring Basis

In the normal course of business, Griffon’s operations are exposed to the effect of changes in foreign currency exchange rates. To manage these risks, Griffon may enter into various derivative contracts such as foreign currency exchange contracts, including forwards and options. Griffon entered into several such contracts in order to lock into a foreign currency rate for planned settlements of trade and inter-company liabilities payable in USD as discussed below.

At September 30, 2025 and 2024, Griffon had $21,000 and $20,500 of Chinese Yuan contracts at a weighted average rate of $7.10 and $7.11, respectively, which qualified for hedge accounting. These hedges were all deemed effective as cash flow hedges with gains and losses related to changes in fair value deferred and recorded in AOCI and Prepaid and other current assets, or Accrued liabilities, until settlement (Level 2 inputs). Upon settlement, gains and losses are recognized in the Consolidated Statements of Operations and Comprehensive Income (Loss) in COGS. AOCI included deferred gains of $37 ($27, net of tax) and deferred gains of $410 ($300, net of tax) at September 30, 2025 and 2024, respectively. Upon settlement, losses of $974, $1,936 and $2,313 were recorded in COGS during 2025, 2024 and 2023, respectively. All contracts expire in 31 to 273 days.

The Company accounts for acquisitions under the acquisition method, in which assets acquired and liabilities assumed are recorded at fair value as of the date of acquisition using a method substantially similar to the goodwill impairment test methodology (Level 3 inputs). The operating results of the acquired companies are included in Griffon’s consolidated financial statements from the date of acquisition in each instance.
Pension plan assets with a fair value of $22,275 at September 30, 2024 are measured and recorded at fair value based upon quoted prices in active markets for identical assets (Level 1 inputs), quoted market prices for similar assets (Level 2 inputs) and fair value assumptions for unobservable inputs in which little or no market data exists (Level 3). There were no pension plan assets at September 30, 2025.

Non-U.S. currency translation

Assets and liabilities of non-U.S. subsidiaries, where the functional currency is not the U.S. dollar, have been translated at year-end exchange rates and profit and loss accounts have been translated using weighted average exchange rates during the applicable fiscal year. Adjustments resulting from currency translation are recorded in AOCI as cumulative translation adjustments. The Company recognized foreign currency translation adjustment losses during 2025 of $6,569 and foreign currency translation adjustment gains of $10,137 during 2024. As of September 30, 2025 and 2024, the cumulative foreign currency translation recorded in AOCI resulted in losses of $45,155 and $38,586, respectively. Assets and liabilities of an entity that are denominated in currencies other than that entity’s functional currency are re-measured into the functional currency using period end exchange rates, or historical rates where applicable to certain balances. Gains and losses arising on remeasurements are recorded within the Consolidated Statements of Operations and Comprehensive Income as a component of Other income (expense).

Revenue recognition

The Company recognizes revenue when performance obligations identified under the terms of contracts with its customers are satisfied. A performance obligation is a promise in a contract to transfer a distinct good or service, or a bundle of goods or services, to the customer, and is the unit of accounting. A contract with a customer is an agreement which both parties have approved, that creates enforceable rights and obligations, has commercial substance and with respect to which payment terms are identified and collectability is probable. Once the Company has entered into a contract or purchase order, it is evaluated to identify performance obligations. For each performance obligation, revenue is recognized when control of the promised products is transferred to the customer, or services are satisfied under the contract or purchase order, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services (the transaction price).

The Company’s performance obligations are recognized at a point in time related to the manufacture and sale of a broad range of products and components, and revenue is recognized when title, and risk and rewards of ownership, have transferred to the customer, which is generally upon shipment.

Refer to Note 2, Revenue for additional information.

Accounts receivable, expected allowance for credit losses and concentrations of credit risk

Accounts receivable is composed principally of trade accounts receivable, that arise from the sale of goods or services on account, and is stated at historical cost. A substantial portion of Griffon’s trade receivables are from Home Depot, whose financial condition is dependent on the construction and related retail sectors of the economy. As a percentage of consolidated accounts receivable, Home Depot was 5% as of September 30, 2025 and 11% as of September 30, 2024. Griffon performs continuing evaluations of the financial condition of its customers, and although Griffon generally does not require collateral, letters of credit may be required from customers in certain circumstances.

Trade receivables are recorded at the stated amount, less expected allowance for credit losses and, when appropriate, for customer program reserves and cash discounts. The expected loss allowance represents estimated uncollectible receivables associated with potential customer defaults on contractual obligations (usually due to customers’ potential insolvency). The expected allowance for credit losses includes amounts for certain customers where a risk of default has been specifically identified, as well as an amount for customer defaults based on a formula when it is determined the risk of some default is probable and estimable, but cannot yet be associated with specific customers. The provision related to the expected allowance for credit losses is recorded in Selling, general and administrative ("SG&A") expenses. The Company writes off accounts receivable when they are deemed to be uncollectible.
Customer program reserves and cash discounts are netted against accounts receivable when it is customer practice to reduce invoices for these amounts. The amounts netted against accounts receivable as of September 30, 2025 and September 30, 2024 were $11,804 and $10,894, respectively.

All accounts receivable amounts are expected to be collected in less than one year.

The Company does not currently have customers or contracts that prescribe specific retainage provisions.

Inventories

Inventories, stated at the lower of cost (first-in, first-out or average) or net realizable value, include material, labor and manufacturing overhead costs.

Griffon’s businesses typically do not require inventory that is susceptible to becoming obsolete or dated. In general, Clopay produces residential and commercial sectional garage doors, commercial rolling steel door and grille products, and Hunter Fan produces residential, industrial, and commercial ceiling fans, both in response to orders from customers of retailers and dealers or based on expected orders, as applicable.

Long-lived assets, including definite intangible assets

Property, plant and equipment includes the historical cost of land, buildings, equipment and significant improvements to existing plant and equipment or, in the case of acquisitions, a fair market value appraisal of such assets completed at the time of acquisition. Expenditures for maintenance, repairs and minor renewals are expensed as incurred. When property or equipment is sold or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts and the gain or loss is recognized.

Depreciation expense, which includes amortization of assets under capital leases, was $23,892, $21,607 and $20,925 in 2025, 2024 and 2023, respectively, and was calculated on a straight-line basis over the estimated useful lives of the assets. Depreciation included in SG&A expenses was $9,999, $9,548 and $9,507 in 2025, 2024 and 2023, respectively. The remaining components of depreciation, attributable to manufacturing operations, are included in COGS. Estimated useful lives for property, plant and equipment are as follows: buildings and building improvements, 25 to 40 years; machinery and equipment, 2 to 15 years; and leasehold improvements, over the term of the lease or life of the improvement, whichever is shorter.

Capitalized interest costs included in Property, plant and equipment were $3,489, $2,228 and $1,463 for the years ended September 30, 2025, 2024 and 2023, respectively. The original cost of fully-depreciated property, plant and equipment remaining in use at September 30, 2025 was approximately $194,981.

Long-lived assets, including customer relationships and software, and tangible assets, primarily property, plant and equipment, are amortized over their expected useful lives, generally eight to twenty-five years, and involves significant assumptions and estimates. We assess the recoverability of the carrying amount of our long-lived assets, including amortizable intangible assets, whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. We evaluate the recoverability of such assets based on the expectations of undiscounted cash flows attributable to the asset group. If the sum of the expected future undiscounted cash flows are less than the carrying amount of the asset group, a loss would be recognized for the difference between the fair value and the carrying amount. No indicator of impairment existed for the Company's asset groups as of September 30, 2025 and 2024.

Goodwill and indefinite-lived intangibles

Goodwill represents the excess of the cost of net assets acquired in business combinations over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination.

We test goodwill and indefinite-lived intangibles for impairment at least annually in the fourth quarter, and more frequently whenever events or circumstances change that would more likely than not reduce the fair value below the carrying amount. Such events or changes in circumstance include significant deterioration in overall economic conditions, changes in the business climate in which our reporting units operate, a decline in our market capitalization, operating performance indicators, when some portion of a reporting unit is disposed of or classified as held for sale, or when a change in the composition of reporting units occurs for other reasons, such as a change in operating segments. To test goodwill and indefinite-lived intangible assets for impairment, we may perform both a qualitative assessment and quantitative assessment. If we elect to perform a qualitative assessment, we consider operating results as well as circumstances impacting the operations or cash flows of the reporting unit or indefinite-lived intangible assets, including macroeconomic conditions, industry and market conditions and reporting unit events and circumstances. For the quantitative test of goodwill, the assessment is based on both an income-based and market-based valuation approach. Under the income-based approach, we determine the fair value of a reporting unit by using discounted cash flows that require significant judgment and assumptions, such as our best estimate of future revenue, operating costs, cash flows, expected long-term cash flow growth rates (terminal value growth rates), and risk adjusted discount rates. Under the market-based approach, we determine the fair value of a reporting unit by applying those multiples exhibited by comparable publicly traded companies and those multiples paid in acquisitions of peer company transactions to the financial results of the reporting units. We then compare the fair value estimates resulting from the income and market-based valuations to the sum of Griffon’s market capitalization and net debt position to assess the reasonableness of the implied control premium. For the quantitative test of indefinite-lived intangible assets, we determine the fair value of indefinite-lived intangible assets by using the relief from royalty method, which estimates the value of a trademark by discounting to present value the hypothetical royalty payments that are saved by owning the asset rather than licensing it. If it is determined that an impairment exists, we recognize an impairment loss for the amount by which the carrying amount of the reporting unit or indefinite-lived intangible asset exceeds its estimated fair value.

Fair value estimates are based on assumptions believed to be reasonable at the time, but such assumptions are subject to inherent uncertainty. Actual results may differ materially from those estimates. Any changes in key assumptions or management judgment with respect to a reporting unit or its prospects, which may result from a decline in Griffon’s stock price, a change in market conditions, market trends, interest rates or other factors outside of Griffon’s control, or significant underperformance relative to historical or projected future operating results, could result in a significantly different estimate of the fair value of Griffon’s reporting units and indefinite-lived intangible assets, which could result in an impairment charge in the future.

In preparation of our financial statements for the years ended September 30, 2025, 2024 and 2023, we performed qualitative assessments of the goodwill and indefinite-lived intangible assets associated with our Clopay and Hunter reporting units. Based on these assessments in each year, we concluded that it was not more likely than not that the fair value of the Clopay reporting unit or its indefinite-lived intangible assets was less than its respective carrying amount as of the annual testing dates of September 30, 2025, 2024 and 2023.

However, for our Hunter Fan reporting unit, during 2025, indicators of goodwill and indefinite-lived intangible asset impairment were present, driven by a decrease in year-to-date and forecasted sales and operating results primarily due to ongoing weak consumer demand coupled with the impact of increased tariffs disrupting historical customer ordering patterns. As such, we performed a quantitative assessment of the Hunter Fan reporting unit goodwill using both an income based and market-based valuation approach. We also performed a quantitative assessment of the Hunter Fan indefinite-lived intangible assets using the relief from royalty method. The goodwill impairment test resulted in a pre-tax, non-cash impairment charge of $136,612, representing the remaining goodwill of the Hunter Fan reporting unit. Additionally, the indefinite-lived intangible asset test resulted in a pre-tax, non-cash impairment charge of $107,000 to the carrying amount of Hunter Fan's trademark. For the year ended September 30, 2024 and 2023, Griffon performed its annual impairment testing, and performed quantitative assessments of the Hunter Fan reporting unit's goodwill and indefinite-lived intangible assets, which did not result in an impairment in fiscal 2024, however, in 2023, the tests resulted in pre-tax, non-cash impairment charges of $80,000 to the gross carrying amount of trademarks.

Leases

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. Our determination of the lease term may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

The Company determines if an arrangement is a lease at inception. The ROU assets and short and long-term liabilities associated with our operating leases are shown as separate line items on our Consolidated Balance Sheets. Finance leases are included in property, plant, and equipment, net, other accrued liabilities, and other non-current liabilities.
For operating leases, fixed lease payments are recognized as operating lease cost on a straight-line basis over the lease term. For finance leases and impaired operating leases, the ROU asset is depreciated on a straight-line basis over the remaining lease term, along with recognition of interest expense associated with accretion of the lease liability. For leases with a lease term of 12 months or less (a "Short-term" lease), any fixed lease payments are recognized on a straight-line basis over such term, and are not recognized on the Consolidated Balance Sheets. Variable lease cost for both operating and finance leases, if any, is recognized as incurred. The Company has lease agreements that contain both lease and non-lease components. For real estate leases, we account for lease components together with non-lease components (e.g., common-area maintenance).

Income taxes

We are subject to Federal, state and local income taxes in the U.S. and in various taxing jurisdictions outside the U.S. We recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns in accordance with applicable accounting guidance for accounting for income taxes, using currently enacted tax rates in effect for the year in which the differences are expected to reverse.

We record a valuation allowance when necessary to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Both positive and negative evidence are considered in forming our judgment as to whether a valuation allowance is appropriate, and more weight is given to evidence that can be objectively verified. Valuation allowances are reassessed whenever there are changes in circumstances that may cause a change in judgment.

The accounting for uncertainty in income taxes requires a more-likely-than-not threshold for financial statement recognition of tax positions taken or expected to be taken in a tax return. We record, as needed, a liability for the difference between the benefit recognized for financial statement purposes and the tax position taken or expected to be taken on our tax return. To the extent that our assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. Interest and penalties recognized on the liability for unrecognized tax benefits is recorded as income tax expense.

Research and development costs, shipping and handling costs and advertising costs

Research and development costs are charged to SG&A expense as incurred and amounted to approximately $16,312 in 2025, $15,884 in 2024 and $14,076 in 2023.

Total shipping and handling costs included in both COGS and SG&A were $79,097 in 2025, $81,378 in 2024 and $80,004 in 2023, of which $67,500 in 2025, $68,400 in 2024 and $67,300 in 2023 were included in SG&A. Advertising costs, which are expensed as incurred in SG&A, were $26,000 in 2025, $23,500 in 2024 and $25,700 in 2023.

Risk, retention and insurance

Griffon’s property and casualty insurance programs contain various deductibles that, based on Griffon’s experience, are reasonable and customary for a company of its size and risk profile. Griffon generally maintains deductibles for claims and liabilities related primarily to workers’ compensation, general, product and automobile liability as well as property damage and business interruption losses resulting from certain events. Griffon does not consider any of the deductibles to represent a material risk to Griffon. Griffon accrues for claim exposures that are probable of occurrence and can be reasonably estimated. Insurance is maintained to transfer risk beyond the level of self-retention and provides protection on both an individual claim and annual aggregate basis.
Pension benefits

Griffon sponsors defined and supplemental benefit pension plans for certain retired employees. Annual amounts relating to these plans are recorded based on actuarial projections, which include various actuarial assumptions, including discount rates, assumed rates of return, compensation increases and turnover rates. Actuarial assumptions used to determine pension liabilities, assets and expense are reviewed annually and modified based on current economic conditions and trends. The expected return on plan assets is determined based on the nature of the plan's investments and expectations for long-term rates of return. The discount rate used to measure obligations is based on a corporate bond spot-rate yield curve that matches projected future benefit payments, with the appropriate spot rate applicable to the timing of the projected future benefit payments. Assumptions used in determining Griffon’s obligations under the defined benefit pension plans are believed to be reasonable, based on experience and advice from independent actuaries; however, differences in actual experience or changes in assumptions may materially impact Griffon’s financial position or results of operations.

All of the defined benefit plans are frozen and have ceased accruing benefits.

The Company recognized non-service cost components of net periodic (benefit) cost of ($3,848), $662 and $875 during 2025, 2024, and 2023 respectively.

Issued but not yet effective accounting pronouncements

In December 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The new standard was issued to improve transparency and decision usefulness of income tax disclosures by providing information that helps investors better understand how an entity's operations, tax risks, tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The standard requires significant additional disclosures focused on income taxes paid and the rate reconciliation table. Specifically, the amendments in the standard require the Company to disclose disaggregated: (1) income taxes paid by federal, state, and foreign, (2) continuing operations pre-tax income between domestic and foreign, and (3) continuing operations income tax expense by federal, state and foreign. The standard also requires the Company to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. This standard is effective for the Company beginning with our fiscal year 2026, and can be applied prospectively or retrospectively. While the Company is currently evaluating the guidance to determine the impact it may have on its consolidated financial statements, the Company does not expect the adoption of this standard to have a material impact on its financial position, results of operations, or cash flows.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this update require disclosure and further disaggregation, in the notes to financial statements, of specified information about certain costs and expenses. The required disclosures include the amounts of purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depreciation, depletion, and amortization recognized as part of oil and gas producing activities included in each relevant expense caption. Additionally, further disclosures are required for certain amounts already required to be disclosed under current GAAP, a qualitative description of amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and the total amount of selling expenses, and on an annual basis, the definition of selling expenses. The ASU is effective for the Company beginning with the Company's fiscal year 2027 and interim reporting periods beginning with the Company's 2028 fiscal year. Implementation of this standard may be applied prospectively or retrospectively. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

In December 2025, the FASB issued guidance, ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The ASU clarifies interim reporting disclosure requirements by introducing a principle that entities disclose material events and changes since the most recent annual reporting period and by consolidating existing interim disclosure guidance. ASU 2025-11 is effective for interim periods beginning after December 15, 2027, with early adoption permitted. For the Company, the ASU will be effective for the interim period ending March 31, 2028. The Company is currently evaluating the impact of the adoption of ASU 2025-11 on its condensed consolidated financial statements and related disclosures.
In December 2025, the FASB issued guidance, ASU 2025-12, Codification Improvements, to clarify guidance, correct technical errors, remove outdated language and improve consistency across various topics in the Accounting Standards Codification ("ASC"). The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on the consolidated financial statements.

New Accounting Standards Adopted
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The new standard provides improvements to reportable segment disclosure requirements through amendments that require disclosure of significant segment expenses and other segment items on an interim and annual basis and requires all annual disclosures about a reportable segment's profit or loss and assets to be made on an interim basis. The standard also requires the disclosure of the chief operating decision maker's ("CODM") title and position and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The standard also clarifies that if the CODM uses more than one measure in assessing segment performance and deciding how to allocate resources, a company may report the additional segment profit or loss measure(s), and that companies with a single reportable segment must provide all disclosures required by this amendment. The Company adopted this standard for the year ended September 30, 2025. The standard was applied retrospectively to all prior periods presented in the financial statements. Refer to Note 17 - Reportable Segment, for additional information.